Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000069385 | Hermes International SCANone_5253973
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000069385 | Ferrari NVNone_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000069385 | LVMH Moet Hennessy Louis Vuitton SEADR_502441306
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000069385 | Royal Caribbean Cruises, Ltd.None_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000069385 | Carnival Corp.None_143658300
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069385 | Mercedes-Benz Group AGADR_233825207
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000069385 | Tesla, Inc.None_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000069385 | Industria de Diseno Textil SANone_BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000069385 | Volkswagen AGNone_5497102
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000069385 | The Goldman Sachs Group, Inc.None_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000069385 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	62.40%
C000069385 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	20.80%
C000069385 | Financials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000069385 | Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000069385 | Other
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012993 | Abaxx Technologies, Inc.None_BQ3R054
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000012993 | Montage Gold Corp.None_BMYMV13
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000012993 | Cheniere Energy, Inc.None_16411R208
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012993 | Nutrien, Ltd.None_67077M108
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000012993 | Exxon Mobil Corp.None_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000012993 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000012993 | GE Vernova, Inc.None_36828A101
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000012993 | Aris Gold Corp.British Columbia_04041BAA6
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000012993 | Hudbay Minerals, Inc.None_443628102
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000012993 | Coeur Mining, Inc.None_192108504
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000012993 | Other
Holdings [Line Items]
Percent of Total Investments	24.20%
C000012993 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	21.50%
C000012993 | Oil Companies - Integrated
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012993 | Oil Companies - Exploration & Production
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012993 | Enterprise Software/Services
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012993 | Metal - Copper
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012993 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012993 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012993 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012993 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012993 | Agricultural Chemicals
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012993 | Pipelines
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012994 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012994 | Aris Gold Corp.British Columbia_04041BAA6
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000012994 | Alamos Gold, Inc.None_011532108
Holdings [Line Items]
Percent of Net Asset Value	5.34%
C000012994 | Torex Gold Resources, Inc.None_BD2NKY1
Holdings [Line Items]
Percent of Net Asset Value	5.31%
C000012994 | Aya Gold & Silver, Inc.None_BK94091
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000012994 | Catalyst Metals, Ltd.None_B17P5V0
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000012994 | Mineros SANone_BP0QM95
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000012994 | Agnico Eagle Mines, Ltd.None_008474108
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000012994 | Vox Royalty Corp.None_92919F103
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000012994 | OR Royalties, Inc.None_BPJJWP1
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000012994 | Other
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012994 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	70.70%
C000012994 | Metal - Diversified
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012994 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	13.00%
C000012994 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013000 | Texas
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000013000 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000013000 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000013000 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000013000 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000013000 | New Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000013000 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000013000 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.16%
C000013000 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000013000 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.24%
C000012998 | Federal Home Loan Mortgage Corp.Virginia_3134GXR63
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000012998 | U.S. Treasury Bill_912797QK6
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000012998 | U.S. Treasury Bill_912797QC4
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000012998 | U.S. Treasury Bill_912797MH7
Holdings [Line Items]
Percent of Net Asset Value	6.89%
C000012998 | U.S. Treasury Bill_912797QW0
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000012998 | U.S. Treasury Bill_912797QG5
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000012998 | U.S. Treasury Bill_912797NL7
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000012998 | U.S. Treasury Bill_912797PV3
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000012998 | U.S. Treasury Note/Bond_91282CJS1
Holdings [Line Items]
Percent of Net Asset Value	5.21%
C000012998 | U.S. Treasury Bill_912797PP6
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000012998 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Total Investments	70.50%
C000012998 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012998 | Federal Home Loan Bank
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012998 | U.S. Treasury Note/Bond
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012998 | Federal Farm Credit Bank
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012995 | Montage Gold Corp.None_BMYMV13
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000012995 | K92 Mining, Inc.None_BYZ2CB3
Holdings [Line Items]
Percent of Net Asset Value	5.69%
C000012995 | TriStar Gold, Inc.None_B4WLCK2
Holdings [Line Items]
Percent of Net Asset Value	8.65%
C000012995 | Vizsla Silver Corp.None_BS84LB7
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000012995 | Radisson Mining Resources, Inc.None_2721428
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000012995 | G2 Goldfields, Inc.None_BJMF641
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000012995 | Omai Gold Mines Corp.None_BN6KMB9
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000012995 | Nano One Materials Corp.None_BWCLKK4
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000012995 | Dolly Varden Silver Corp.None_BS6ZTK7
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000012995 | Black Cat Syndicate, Ltd.None_BFX28Y7
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000012995 | Other
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012995 | Gold Mining
Holdings [Line Items]
Percent of Total Investments	64.20%
C000012995 | Silver Mining
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012995 | Diversified Minerals
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012995 | Precious Metals
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012995 | Advanced Materials/Production
Holdings [Line Items]
Percent of Total Investments	3.10%